DERIVATIVE LIABILITY (Details Narrative) (USD $)	9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Derivative Liability Details Narrative
Derivative liability				$ 6,295,400
Change in fair value of derivative liability	(1,454,889)	1,687,605	5,447,917
Reclassification of derivative liability to equity	$ 7,750,289		$ 7,750,289